Other current and non-current non-financial assets - Short and Long-Term Exploitation Conciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Amortization of ground studies	$ (2,131)	$ (2,421)	$ (1,360)
Short-Term Exploitation Conciliation
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	1,700	1,235
Amortization of ground studies	0	0
Reclasifications from/to short term (inventories)	(1,049)	465
Total changes	(1,049)	465
Total	651	1,700	1,235
Long-Term Exploitation Conciliation
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	7,696	8,598
Amortization of ground studies	(2,131)	(2,421)
Reclasifications from/to short term (inventories)	1,049	1,519
Total changes	(1,082)	(902)
Total	$ 6,614	$ 7,696	$ 8,598